Document and Entity Information	12 Months Ended
Feb. 28, 2013
Document And Entity Information
Entity Registrant Name	LINUX GOLD CORP
Entity Central Index Key	0001088158
Document Type	20-F
Document Period End Date	Feb. 28, 2013
Amendment Flag	false
Current Fiscal Year End Date	--02-13
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	99,593,825
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013